UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners Parallel Fund II General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  028-12037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

/s/PETER W. MAY              New York, New York            11/13/08
------------------------   ------------------------------  --------
   [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    3
                                               -------------

Form 13F Information Table Entry Total:              14
                                               -------------

Form 13F Information Table Value Total:          $ 19,775
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number     Name
---    --------------------     ----


01     28-11639                 Nelson Peltz

02     28-11640                 Peter W. May

03     28-11641                 Edward P. Garden

                                               FORM 13F INFORMATION TABLE




   COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4            COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
                                                      VALUE       SHARES/OR  SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS      CUSIP     (x$1000)     PRN AMT    PRN  CALL  DISCRETION   MANAGERS  SOLE   SHARED   NONE
--------------         --------------      -----     --------     -------    ---  ----  ----------   --------  ----   ------   ----

Wendy's/Arby's Group, Inc.  COM          950587105       687     130,691     SH          Defined      1,2,3          130,691

Heinz HJ Co.                COM          423074103     2,908      58,198     SH          Defined      1,2,3           58,198

Chemtura Corp.              COM          163893100       317      69,608     SH          Defined      1,2,3           69,608

Tiffany & Co. NEW           COM          886547108     1,692      47,637     SH          Defined      1,2,3           47,637

Cheesecake Factory Inc.     COM          163072101       234      15,989     SH          Defined      1,2,3           15,989

Kraft Foods Inc.            CL A         50075N104     1,830      55,867     SH          Defined      1,2,3           55,867

Trian Acquisition I Corp.   COM          89582E108         4         440     SH          Defined      1,2,3              440

Philip Morris Intl Inc.     COM          718172109       262       5,440     SH          Defined      1,2,3            5,440

Wyeth                       COM          983024100       269       7,287     SH          Defined      1,2,3            7,287

Lorillard Inc.              COM          544147101       110       1,544     SH          Defined      1,2,3            1,544

Orient-Express
   Hotels Ltd               CL A         G67743107       192       7,951     SH          Defined      1,2,3            7,951

Dr. Pepper Snapple
   Group Inc.               COM          26138E109       215       8,116     SH          Defined      1,2,3            8,116

SPDR TR                  UNIT SER 1      78462F103    10,880      93,800     SH   PUT    Defined      1,2,3           93,800

Proshares TR           ULTRASHRT FINL    74347R628       175       1,728     SH          Defined      1,2,3            1,728